Appendix II	12 Months Ended
Dec. 31, 2024
Appendix II
Appendix II

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Operating Segments for the years ended 31 December 2024, 2023 and 2022

(expressed in thousands of Euros)

	Biopharma			Diagnostic			Bio Supplies			Others			Intersegments			Consolidated
	2024	2023(*)	2022 (*)	2024	2023(*)	2022(*)	2024	2023(*)	2022(*)	2024	2023(*)	2022(*)	2024	2023(*)	2022(*)	2024	2023(*)	2022(*)
Revenues from external customers	6,142,588	5,558,301	5,005,382	644,898	670,269	671,292	215,664	159,957	146,076	209,232	203,450	250,165	—	—	(8,948)	7,212,382	6,591,977	6,063,967

Total operating income	6,142,588	5,558,301	5,005,382	644,898	670,269	671,292	215,664	159,957	146,076	209,232	203,450	250,165	—	—	(8,948)	7,212,382	6,591,977	6,063,967

Profit/(Loss) for the segment	1,271,194	886,978	768,095	108,829	111,694	129,968	47,793	43,563	114,397	39,435	6,632	(46,809)	—	6,979	35,419	1,467,251	1,055,846	1,001,070

Unallocated expenses																(275,236)	(273,529)	(218,634)

Operating profit/(loss)																1,192,015	782,317	782,436

Finance result																(748,019)	(574,374)	(442,941)

Share of profit/(loss) of equity accounted investee	—	—	—	—	—	—	—	—	—	—	(922)	(1,482)	—	—	—	—	(922)	(1,482)

Income tax expense																(231,190)	(43,349)	(90,111)

Profit for the year after tax																212,806	163,672	247,902

Segment assets	14,232,889	13,419,636	13,464,608	3,754,840	3,528,861	3,681,632	348,789	380,012	341,876	889,606	1,840,949	766,139	—	—	(6,997)	19,226,124	19,169,458	18,247,258
Equity-accounted investments	68,996	57,529	41,162	—	—	—	—	—	—	—	364,234	1,456,797	—	—	—	68,996	421,763	1,497,959
Unallocated assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,110,121	1,400,882	1,484,367
Total assets																21,405,241	20,992,103	21,229,584

Segment liabilities	2,323,789	2,459,786	2,494,213	522,822	466,953	425,693	81,813	79,678	43,264	514,414	97,840	222,565	—	—	—	3,442,838	3,104,257	3,185,735
Unallocated liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	9,355,378	10,374,151	10,067,720
Total liabilities																12,798,216	13,478,408	13,253,455

Other information:

Allocated amortisation and depreciation	327,743	333,103	297,272	64,522	65,817	64,682	9,305	9,280	5,759	15,696	16,162	20,367	—	—	—	417,266	424,362	388,080

Unallocated amortisation and depreciation	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	20,630	22,060	22,900

Allocated expenses that do not require cash payments	(5,143)	30,198	(71,964)	4,613	6,995	13,639	105	136	120	(8,208)	(789)	(206)	—	—	—	(8,633)	36,540	(58,411)

Unallocated expenses that do not require cash payments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(4,310)	548	(10,770)

Allocated additions for the year of property, plant & equipment, intangible assets and rights of use	373,380	359,442	507,457	54,575	29,107	49,890	2,128	9,066	98	7,619	3,884	30,192	—	—	—	437,702	401,499	587,637

Unallocated additions for the year of property, plant & equipment, intangible assets and rights of use	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	40,488	48,618	59,866

(*) Restated figures (Note 2.d)

This appendix forms an integral part of note 5 to the consolidated financial statements.

APPENDIX II

GRIFOLS, S.A.AND SUBSIDIARIES

Operating Segments for the years ended 31 December 2024, 2023 and 2022

(expressed in thousands of Euros)

	Spain			Rest of European Union			USA + Canada			Rest of World			Consolidated
	2024	2023(*)	2022(*)	2024	2023(*)	2022(*)	2024	2023(*)	2022(*)	2024	2023(*)	2022(*)	2024	2023(*)	2022(*)

Net Revenue	423,080	362,877	320,631	1,118,258	893,050	711,579	4,087,030	3,898,961	3,855,607	1,584,014	1,437,089	1,176,150	7,212,382	6,591,977	6,063,967

Assets by geographical area	1,635,463	1,190,606	1,156,068	7,584,295	7,055,181	6,600,264	11,789,971	10,966,924	11,713,893	395,512	1,779,392	1,759,359	21,405,241	20,992,103	21,229,584

Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	56,796	53,216	60,503	155,534	170,763	107,030	255,575	214,227	467,819	10,285	11,911	12,151	478,190	450,117	647,503

(*) Restated figures (Note 2.d)

This appendix forms an integral part of note 5 to the consolidated financial statements.